13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

RECEIVED
MAY 15 2008
OFFICE OF THE SECRETARY

NON-PUBLIC

13FCONP 2/23/11

CONFIDENTIAL TREATMENT DENIED

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2008
Check here if Amendment [ ]; Amendment Number:
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Pointer Capital, LLC
Address:
3050 Peachtree Road, Suite 200
Atlanta, Georgia 30305
Form 13F File Number: 028-12897
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts	Atlanta, GA	12-May-08
[signature]	Atlanta GA	5/12/08
Signature	City State	Date

0001418672

11000737

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	1,428
List of Other Included Managers:	None

Issuer Name	Title of Class	Cusip	MKT VAL (x $1000)	Shares	Investment Sole(A)	Discretion Shared	Other Mngrs	Voting Authority Sole	Shared	None
LIFE SCIENCES RESH INC	COM	532169109	1428	51000	SOLE			51000		